Aug. 31, 2025
Neuberger Emerging Markets Equity Fund | Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX)
GOAL
The Fund seeks long-term growth of capital.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 213 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)[1]	None	1.00	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	1.01	1.01	0.90
Distribution and/or shareholder service (12b-1) fees	0.25	1.00	None
Other expenses	0.36	0.36	0.33
Total annual operating expenses	1.62	2.37	1.23
Fee waivers and/or expense reimbursement	0.27	0.27	0.24
Total annual operating expenses after fee waivers and/or expense reimbursement[3]	1.35	2.10	0.99
[1]
For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]
“Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[3]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.34%, 2.09% and 0.98% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.34%, 2.09% and 0.98% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

assuming redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$705	$978	$1,330	$2,318
Class C (assuming redemption)	$313	$658	$1,188	$2,640
Class C (assuming no redemption)	$213	$658	$1,188	$2,640
Institutional Class	$127	$397	$739	$1,706

assuming no redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$705	$978	$1,330	$2,318
Class C (assuming redemption)	$313	$658	$1,188	$2,640
Class C (assuming no redemption)	$213	$658	$1,188	$2,640
Institutional Class	$127	$397	$739	$1,706

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and/or have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries. The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index.
The Portfolio Managers use a bottom-up, research-driven securities selection approach focusing on businesses which they believe exhibit a significant discount to intrinsic value while factoring in economic, legislative and business developments to identify countries and sectors that they believe may be particularly attractive.
The Portfolio Managers believe that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies that in their view have a strong potential for recovery or appear to be disproportionately impacted by market sentiment to regional, country-specific or sector-level events and which are trading at what they believe to be attractive valuations.
The Fund seeks to reduce risk by diversifying among many industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions. The Fund may also invest in equity securities of issuers located in frontier markets.
The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts and China A-shares using the “connect programs” of local stock exchanges in China, such as the Shanghai-Hong Kong Stock Connect Program, the Shenzhen-Hong Kong Stock Connect Program or other similar programs.
The Fund may invest in exchange traded funds (“ETFs”). The Fund may also invest in foreign real estate companies.
The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.
The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q2 2020	18.05%
Worst quarter:	Q1 2020	-23.74%
Year to Date performance as of:	09/30/2025	30.83%

average annual total % returns as of 12/31/2024
Emerging Markets Equity Fund
Emerging Markets Equity Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	12.87	-0.29	2.86
Institutional Class Return After Taxes on Distributions	12.84	-0.45	2.67
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.65	-0.23	2.23
Class A Return Before Taxes	6.17	-1.71	2.00
Class C Return Before Taxes	10.80	-1.29	1.84
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	7.50	1.70	3.64

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.